Property and Equipment (Details) - USD ($) $ in Thousands	Apr. 28, 2024	Apr. 30, 2023
Property, Plant and Equipment [Line Items]
Total cost	$ 151,677	$ 129,244
Less: accumulated depreciation	(71,662)	(66,402)
Property and equipment, net	80,015	62,842
Capitalized costs	557
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total cost	84,747	63,606
Furniture, fixtures, and equipment
Property, Plant and Equipment [Line Items]
Total cost	50,355	34,069
Building and building improvements
Property, Plant and Equipment [Line Items]
Total cost	7,000	7,000
Software
Property, Plant and Equipment [Line Items]
Total cost	18	0
Construction in progress
Property, Plant and Equipment [Line Items]
Total cost	$ 9,557	$ 24,569